Land use right, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Land use right, gross	¥ 7,361	¥ 7,361
Less: accumulated amortization	(2,070)	(1,921)
Land use right, net	¥ (5,291)	¥ 5,440